Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	€ 4,287	€ 3,779
Hedge of transaction exposure	3,185	2,920
Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,346	1,468
Hedge of transaction exposure		€ 1,326
Payables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	1,173
US Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,793
Hedge of transaction exposure	(1,449)
US Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	888
Hedge of transaction exposure	805
Yen [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	547
Hedge of transaction exposure	319
Yen [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	14
Hedge of transaction exposure	14
Pound Sterling [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	312
Hedge of transaction exposure	196
Pound Sterling [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	12
Hedge of transaction exposure	12
Yuan Renminbi [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	439
Hedge of transaction exposure	304
Yuan Renminbi [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	98
Hedge of transaction exposure	95
Canadian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	249
Hedge of transaction exposure	161
Canadian Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Zloty [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	91
Hedge of transaction exposure	103
Australian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	226
Hedge of transaction exposure	137
Swiss Franc [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	103
Hedge of transaction exposure	63
Swiss Franc [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1
Hedge of transaction exposure	1
Czech Koruna [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	63
Hedge of transaction exposure	70
Swedish Krona [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	33
Hedge of transaction exposure	18
Swedish Krona [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(3)
Hedge of transaction exposure	3
Euro [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	233
Euro [Member] | Receivables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	232
Euro [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(114)
Hedge of transaction exposure	113
Others [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	198
Hedge of transaction exposure	134
Others [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	216
Hedge of transaction exposure	€ 130